Basic and diluted earnings per share information (Details) - Schedule of basic and diluted earnings per share - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Basic and diluted earnings per share
The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue. Basic and diluted earnings per share (ZAR) (in Shares)	15,650	14,260	9,150
Weighted average number of ordinary shares issued (in Shares)	20,332,894,000	20,332,894,000	20,332,894,000
Basic earnings Earnings attributable to ordinary shareholders (ZAR’ 000)	R 318,183	R 289,882	R 236,930
Less: Profit arising prior to the incorporation of Karooooo on May 19, 2018 (ZAR’ 000)			(50,836)
Earnings attributable to ordinary shareholder of Karooooo (ZAR’ 000)	R 318,183	R 289,882	R 186,094
Adjusted basic and diluted earnings per share
The calculation of adjusted basic and diluted earnings per share has been based on the adjusted profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue. Adjusted basic and diluted earnings per share (ZAR) (in Shares)	16,910	14,260	9,150
Weighted average number of ordinary shares issued (in Shares)	20,332,894,000	20,332,894,000	20,332,894,000
Reconciliation between basic earnings and adjusted earnings (ZAR’000)
Basic earnings	R 318,183	R 289,882	R 236,930
Less: Profit arising prior to the incorporation of Karooooo on May 19, 2018 (ZAR’ 000)			(50,836)
Add: IPO costs	25,570
Adjusted earnings attributable to ordinary shareholders (ZAR’000)	R 343,753	R 289,882	R 186,094